Vessels and other fixed assets, net and Advances for vessels under construction (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, January 1, 2024	$3,508,701	$(968,958)	$2,539,743
- Acquisition of vessels, vessel upgrades and other vessel costs	1,048,220	-	1,048,220
- Other fixed assets	404	-	404
- Vessel sales	(304,727)	90,572	(214,155)
- Impairment loss	(1,800)	-	(1,800)
- Depreciation for the year	-	(164,055)	(164,055)
Balance, December 31, 2024	$4,250,798	$(1,042,441)	$3,208,357
- Acquisition of vessels, vessel upgrades and other vessel costs	25,801	-	25,801
- Other fixed assets	302	-	302
- Vessel sales	(278,990)	87,754	(191,236)
- Depreciation for the year	-	(168,277)	(168,277)
Balance, December 31, 2025	$3,997,911	$(1,122,964)	$2,874,947

Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table)
Balance, December 31, 2024	$27,526
- Pre-delivery yard installments and capitalized expenses	57,994
- Capitalized interest and finance costs	1,757
Balance, December 31, 2025	$87,277